UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2013

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Castine Capital Management, LLC

Address:  One International Place
          Suite 2401
          Boston, Massachusetts 02110

13F File Number: 028-12177

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul Magidson
Title:  Managing Member
Phone:  (617) 310-5190


Signature, Place and Date of Signing:

/s/ Paul Magidson             Boston, Massachusetts              May 15, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  90

Form 13F Information Table Value Total:  $214,561
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number          Name

1.       028-13763                     Castine Partners II, LP


                                                  FORM 13F INFORMATION TABLE
                                                      March 31, 2013


COL 1                          COL 2              COL 3       COL 4         COL 5          COL 6        COL 7           COL 8

                               TITLE                          VALUE     SHRS OR  SH/ PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS           CUSIP       (X$1000)  PRN AMT  PRN CALL  DISCRETION   MGRS    SOLE    SHARED  NONE
--------------                 --------           -----       --------  -------  --- ----  ----------   ----    ----    ------  ----
AMERIS BANCORP                 COM                03076K108   1,754     122,219  SH        SHARED       1       122,219
AMERIS BANCORP                 COM                03076K108   2,296     160,024  SH        SOLE                 160,024
BANCORP INC DEL                COM                05969A105   3,242     234,110  SH        SHARED       1       234,110
BANCORP INC DEL                COM                05969A105   4,466     322,469  SH        SOLE                 322,469
BANK MUTUAL CORP NEW           COM                063750103     798     144,235  SH        SHARED       1       144,235
BANK MUTUAL CORP NEW           COM                063750103     460      83,265  SH        SOLE                  83,265
BCSB BANCORP INC               COM                055367106   1,782     103,305  SH        SHARED       1       103,305
BCSB BANCORP INC               COM                055367106   1,030      59,730  SH        SOLE                  59,730
CAPE BANCORP INC               COM                139209100   1,417     154,640  SH        SHARED       1       154,640
CAPE BANCORP INC               COM                139209100   1,954     213,283  SH        SOLE                 213,283
CENTURY BANCORP INC MASS       CL A NON VTG       156432106   2,262      66,692  SH        SHARED       1        66,692
CENTURY BANCORP INC MASS       CL A NON VTG       156432106   3,086      91,012  SH        SOLE                  91,012
CHEMUNG FINL CORP              COM                164024101     720      21,226  SH        SHARED       1        21,226
CHEMUNG FINL CORP              COM                164024101     416      12,272  SH        SOLE                  12,272
CHEVIOT FINL CORP NEW          COM                16677X105   4,231     368,890  SH        SHARED       1       368,890
CHEVIOT FINL CORP NEW          COM                16677X105   3,110     271,110  SH        SOLE                 271,110
COMERICA INC                   COM                200340107   2,806      78,043  SH        SHARED       1        78,043
COMERICA INC                   COM                200340107   3,867     107,557  SH        SOLE                 107,557
COMERICA INC                   *W EXP 11/14/20 1  200340115     859      83,036  SH        SHARED       1        83,036
COMERICA INC                   *W EXP 11/14/20 1  200340115     496      47,936  SH        SOLE                  47,936
EAGLE BANCORP INC MD           COM                268948106   1,346      61,485  SH        SHARED       1        61,485
EAGLE BANCORP INC MD           COM                268948106   1,859      84,905  SH        SOLE                  84,905
EVANS BANCORP INC              COM NEW            29911Q208   2,655     146,918  SH        SHARED       1       146,918
EVANS BANCORP INC              COM NEW            29911Q208   1,535      84,947  SH        SOLE                  84,947
FIDELITY NATL INFORMATION SV   COM                31620M106   2,636      66,532  SH        SHARED       1        66,532
FIDELITY NATL INFORMATION SV   COM                31620M106   1,524      38,468  SH        SOLE                  38,468
FIFTH THIRD BANCORP            COM                316773100   3,042     186,497  SH        SHARED       1       186,497
FIFTH THIRD BANCORP            COM                316773100   4,184     256,503  SH        SOLE                 256,503
FINANCIAL INSTNS INC           COM                317585404     526      26,338  SH        SHARED       1        26,338
FINANCIAL INSTNS INC           COM                317585404     359      18,010  SH        SOLE                  18,010
FIRST DEFIANCE FINL CORP       COM                32006W106   1,398      59,940  SH        SHARED       1        59,940
FIRST DEFIANCE FINL CORP       COM                32006W106   1,580      67,763  SH        SOLE                  67,763
FIRST INTST BANCSYSTEM INC     COM CL A           32055Y201   1,722      91,524  SH        SHARED       1        91,524
FIRST INTST BANCSYSTEM INC     COM CL A           32055Y201   2,333     124,049  SH        SOLE                 124,049
FIRST MERCHANTS CORP           COM                320817109   1,677     108,414  SH        SHARED       1       108,414
FIRST MERCHANTS CORP           COM                320817109   2,267     146,546  SH        SOLE                 146,546
FOX CHASE BANCORP INC NEW      COM                35137T108   7,857     465,180  SH        SHARED       1       465,180
FOX CHASE BANCORP INC NEW      COM                35137T108   4,642     274,820  SH        SOLE                 274,820
GLEN BURNIE BANCORP            COM                377407101     538      44,864  SH        SHARED       1        44,864
GLEN BURNIE BANCORP            COM                377407101     290      24,173  SH        SOLE                  24,173
HERITAGE FINL GROUP INC        COM                42726X102   1,236      85,392  SH        SHARED       1        85,392
HERITAGE FINL GROUP INC        COM                42726X102   1,688     116,544  SH        SOLE                 116,544
HOME FED BANCORP INC LA NEW    COM                43708L108   1,812     102,058  SH        SHARED       1       102,058
HOME FED BANCORP INC LA NEW    COM                43708L108   1,047      59,010  SH        SOLE                  59,010
HOMETRUST BANCSHARES INC       COM                437872104   1,980     125,311  SH        SHARED       1       125,311
HOMETRUST BANCSHARES INC       COM                437872104   1,145      72,455  SH        SOLE                  72,455
KEYCORP NEW                    COM                493267108   3,578     359,243  SH        SHARED       1       359,243
KEYCORP NEW                    COM                493267108   4,928     494,757  SH        SOLE                 494,757
LAPORTE BANCORP INC MD         COM                516651106   1,568     158,409  SH        SHARED       1       158,409
LAPORTE BANCORP INC MD         COM                516651106     907      91,591  SH        SOLE                  91,591
MACATAWA BK CORP               COM                554225102   1,030     190,453  SH        SHARED       1       190,453
MACATAWA BK CORP               COM                554225102     595     109,947  SH        SOLE                 109,947
MERCHANTS BANCSHARES           COM                588448100     927      30,763  SH        SHARED       1        30,763
MERCHANTS BANCSHARES           COM                588448100     536      17,787  SH        SOLE                  17,787
METRO BANCORP INC PA           COM                59161R101   7,267     439,362  SH        SHARED       1       439,362
METRO BANCORP INC PA           COM                59161R101   4,202     254,038  SH        SOLE                 254,038
NORTH VALLEY BANCORP           COM NEW            66304M204   6,792     383,730  SH        SHARED       1       383,730
NORTH VALLEY BANCORP           COM NEW            66304M204   3,927     221,871  SH        SOLE                 221,871
NORTHEAST BANCORP              COM NEW            663904209   3,158     334,540  SH        SHARED       1       334,540
NORTHEAST BANCORP              COM NEW            663904209   2,680     283,933  SH        SOLE                 283,933
NORTHFIELD BANCORP INC DEL     COM                66611T108   3,061     269,450  SH        SHARED       1       269,450
NORTHFIELD BANCORP INC DEL     COM                66611T108   1,767     155,550  SH        SOLE                 155,550
OLD LINE BANCSHARES INC        COM                67984M100     985      79,306  SH        SHARED       1        79,306
OLD LINE BANCSHARES INC        COM                67984M100     569      45,848  SH        SOLE                  45,848
ORIENTAL FINL GROUP INC        COM                68618W100   4,644     299,411  SH        SHARED       1       299,411
ORIENTAL FINL GROUP INC        COM                68618W100   6,394     412,259  SH        SOLE                 412,259
PEOPLES FED BANCSHARES INC     COM                711037101   2,151     112,597  SH        SHARED       1       112,597
PEOPLES FED BANCSHARES INC     COM                711037101   1,243      65,103  SH        SOLE                  65,103
PHH CORP                       COM NEW            693320202   2,745     125,006  SH        SHARED       1       125,006
PHH CORP                       COM NEW            693320202   3,795     172,795  SH        SOLE                 172,795
PNC FINL SVCS GROUP INC        COM                693475105   3,097      46,569  SH        SHARED       1        46,569
PNC FINL SVCS GROUP INC        COM                693475105   4,265      64,131  SH        SOLE                  64,131
PROVIDENT NEW YORK BANCORP     COM                744028101   1,806     199,119  SH        SHARED       1       199,119
PROVIDENT NEW YORK BANCORP     COM                744028101   2,457     270,881  SH        SOLE                 270,881
SI FINL GROUP INC MD           COM                78425V104   3,951     326,759  SH        SHARED       1       326,759
SI FINL GROUP INC MD           COM                78425V104   2,339     193,480  SH        SOLE                 193,480
SIMPLICITY BANCORP             COM                828867101   6,004     399,449  SH        SHARED       1       399,449
SIMPLICITY BANCORP             COM                828867101   4,492     298,897  SH        SOLE                 298,897
SUNTRUST BKS INC               COM                867914103   2,225      77,247  SH        SHARED       1        77,247
SUNTRUST BKS INC               COM                867914103   3,061     106,253  SH        SOLE                 106,253
VIRGINIA COMM BANCORP INC      COM                92778Q109   2,316     164,841  SH        SHARED       1       164,841
VIRGINIA COMM BANCORP INC      COM                92778Q109   1,337      95,159  SH        SOLE                  95,159
WALKER & DUNLOP INC            COM                93148P102   1,580      87,932  SH        SHARED       1        87,932
WALKER & DUNLOP INC            COM                93148P102     914      50,868  SH        SOLE                  50,868
WASHINGTON BKG CO OAK HBR WA   COM                937303105   2,697     193,442  SH        SHARED       1       193,442
WASHINGTON BKG CO OAK HBR WA   COM                937303105   1,840     131,994  SH        SOLE                 131,994
WILLIS LEASE FINANCE CORP      COM                970646105   3,461     228,886  SH        SHARED       1       228,886
WILLIS LEASE FINANCE CORP      COM                970646105   2,161     142,956  SH        SOLE                 142,956
WSB HOLDINGS INC               COM                92934C101     758     117,140  SH        SHARED       1       117,140
WSB HOLDINGS INC               COM                92934C101     422      65,191  SH        SOLE                  65,191




SK 21745 0002 1376221